Richard D. Silberman
Lawyer
465 California Street, Suite 1020
San Francisco, California 94104
Telephone (415) 398-7020
Facsimile (415) 398-5061

February 20, 1998

The Parnassus Fund
One Market - Steuart Tower
Suite 1600
San Francisco, California 94105

Gentlemen:

     You have requested my opinion for use in conjunction with a Form 24F-2, Annual Notice of Securities Sold Pursuant to Rule 24f-2, for The Parnassus Fund (the "Fund") to be filed in respect of shares of the Fund (the "Shares") sold for the fiscal year ended December 31, 1997 pursuant to the Fund's registration statement filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, File No. 2-93131 (the "Registration Statement").

     In its Registration Statement, the Fund elected to register an indefinite number of Shares pursuant to the provisions of SEC Rule 24f-2.

     I have reviewed the amended Registration Statement of the Fund and such other documents and records as I have deemed relevant to the expression of an opinion. On the basis of the foregoing, it is my opinion that the Shares sold for the fiscal year ended December 31, 1997, registration of which the Form 24F-2 makes definite in number, were legally issued, fully paid and non-assessable.

     I consent to your filing this opinion as an Exhibit to the Form 24F-2 referred to above, the Registration Statement of the Fund and to any application or registration statement filed under the securities laws of any of the States of the United States.

                              Sincerely,

                              Original signed by

                              Richard D. Silberman

RDS:mf

                             Rule 24f-2 Notice

                             The Parnassus Fund
                                 One Market
                          Steuart Tower - Suite #1600
                           San Francisco, CA 94105

                           1933 Act No. 2-93131

 (1)    Fiscal period for which notice is filed is year ending December 31, 1997

  (2) The amount of securities sold other than pursuant to Rule 24f-2, but which remain unsold as of December 31, 1997
                                                                 -0-
  (3) The amount of securities registered during the fiscal period of this notice other than pursuant to Rule 24f-2
                                                                 -0-
  (4) The amount of securities sold during the fiscal period of this notice
                                                             $109,470,975
  (5) The amount of securities sold during the fiscal period of this notice in reliance upon registration pursuant to Rule 24f-2 (See attached computation of fee)
                                                             $109,470,975



Witness the due execution hereof this 20th day of February, 1998



                                                     ORIGINAL SIGNED BY





                                                 Richard D. Silberman, Secretary

                               Rule 24f-2 Notice

                               The Parnassus Fund
                                     One Market
                            Steuart Tower - Suite #1600
                              San Francisco, CA 94105

                                1933 Act No. 2-93131

                                Computation of Fee

  (1) Actual aggregate sales price of Registrant's securities sold pursuant to Rule 24f-2 during the fiscal period for which the 24f-2 notice is filed
                                                               $109,470,975
  (2) Reduced by the difference between:

         (a) Actual aggregate redemption price of such securities redeemed by the issuer during the fiscal period for which the 24f-2 notice is
                   filed                                         $50,970,428

         (b) Actual aggregate redemption price of such redeemed securities previously applied by the issuer pursuant to Section 24e (2)
                   (a) for the fiscal period for which the 24f-2 notice is
                   filed                                 $  -0-
                                                                 $50,970,428
     Total  amount upon which the fee  calculation  specified in Section 6(b) of
the Securities Act of 1933 is based                              $58,500,547
                                                       =========================


  FEE SUBMITTED (1/34 of 1% of Total Amount [.000295])           $17,257.66
                                                       =========================